SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Capital
Risk free interest rate		4.58%
Expected volatility		115.10%
Expected life	0 years	10 years
Expected dividend yield		0.00%
Exercise price		$ 15.75